Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 63	$ 1,527	$ 354
Restricted cash equivalents			1,000
Available-for-sale securities			26
Accounts receivable, net of allowance for doubtful accounts of $0 and $3 at December 31, 2018 and 2017, respectively	1	2	27
Finished goods inventories, net	58	98	1,025
Prepaid expenses	637	538	1,002
Other current assets	0	55	9
Held for sale assets	50	65
Total current assets	809	2,285	3,443
Property and equipment, net	96	129	376
Operating lease right of use assets	364	0
Intangible assets, net	3,341	3,902	5,076
Other assets, net	16	15	15
Total assets	4,626	6,331	8,910
CURRENT LIABILITIES:
Accounts payable	1,087	655	678
Accrued expenses:
Salaries and wages	128	122	376
Professional fees	597	493	2,054
Statutory court costs	424	115
Other accrued expenses	574	448	238
Related party note payable, current portion	108	37	294
Notes payable	1,825	2,400
Operating lease liabilities, current portion	264	86
Deferred revenue			19
Total current liabilities	5,007	4,356	3,659
LONG-TERM LIABILITES:
Secured contingent payment obligation	24,734	25,557	15,896
Convertible notes, net	2,444	837
Related party note payable, net of current portion	754	799	531
Operating lease liabilities, net of current portion	373	91
Other long term liabilities	0	1	68
Total long-term liabilities	28,305	27,285	16,495
Total liabilities	33,312	31,641	20,154
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT:
Common stock	317	287	212
Warrants outstanding	1,453	1,810	826
Additional paid-in capital	365,530	364,885	359,141
Accumulated deficit	(395,986)	(392,292)	(371,423)
Total shareholders' deficit	(28,686)	(25,310)	(11,244)
Total liabilities and shareholders' deficit	$ 4,626	$ 6,331	$ 8,910